UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Dynamic StrategiesSM Fund

March 31, 2008

1.852678.100

DYS-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 62.1%
	Shares	Value
Diversified Emerging Markets Funds - 3.9%
Fidelity Emerging Markets Fund (b)	18,568	$ 544,787
iShares MSCI Emerging Markets Index ETF	4,803	645,427
Market Vectors Russia ETF	13,744	647,617
SPDR S&P BRIC 40 ETF	8,975	248,608
SPDR S&P Emerging Middle East & Africa ETF	7,188	454,713
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,541,152
Europe Stock Funds - 1.1%
Fidelity Europe Fund (b)	16,151	615,824
SPDR S&P Emerging Europe ETF	2,119	129,068
TOTAL EUROPE STOCK FUNDS		744,892
Foreign Large Blend Funds - 4.1%
Fidelity Canada Fund (b)	5,299	301,050
Fidelity Disciplined Equity Fund (b)	46,854	1,210,695
iShares MSCI EAFE Index ETF	16,798	1,207,776
TOTAL FOREIGN LARGE BLEND FUNDS		2,719,521
Foreign Large Value Funds - 0.2%
PowerShares International Dividend Achievers ETF	5,413	100,303
Foreign Small Mid Growth Funds - 0.4%
Fidelity International Small Cap Opportunities Fund (b)	21,133	275,572
Japan Stock Funds - 0.9%
Fidelity Japan Fund (b)	46,876	613,141
Large Blend Funds - 12.1%
Fidelity Mega Cap Stock Fund (b)	60,813	629,414
Fidelity Select Consumer Staples Portfolio (b)	15,120	981,467
Fidelity Select Industrials Portfolio (b)	52,716	1,092,280
PowerShares Buyback Achievers ETF	3,321	71,468
Rydex Russell Top 50 ETF	11,650	1,148,807
S&P Depositary Receipts Trust unit Series 1 ETF	30,597	4,035,744
TOTAL LARGE BLEND FUNDS		7,959,180
Equity Funds - continued
	Shares	Value
Large Growth Funds - 2.8%
Fidelity Blue Chip Growth Fund (b)	19,578	$ 771,359
Fidelity Select Consumer Discretionary Portfolio (b)	41,798	807,957
iShares Dow Jones US Consumer Services Sector Index ETF	4,000	230,160
TOTAL LARGE GROWTH FUNDS		1,809,476
Latin America Stock Funds - 1.3%
Fidelity Latin America Fund (b)	4,980	296,238
iShares MSCI Brazil Index ETF	6,922	533,202
TOTAL LATIN AMERICA STOCK FUNDS		829,440
Mid-Cap Blend Funds - 1.9%
Fidelity Leveraged Company Stock Fund (b)	10,547	310,925
Fidelity Select Defense & Aerospace Portfolio (b)	7,702	591,248
iShares Dow Jones U.S. Home Construction Index ETF	16,755	336,608
Market Vectors Environmental Services ETF	400	19,440
TOTAL MID-CAP BLEND FUNDS		1,258,221
Pacific Asia ex-Japan Stock Funds - 1.5%
Fidelity China Region Fund (b)	10,044	271,497
iPath MSCI India Index ETN (a)	5,068	333,829
iShares MSCI Australia Index ETF	3,985	102,654
iShares MSCI Hong Kong Index ETF	7,305	131,125
iShares MSCI South Korea Index ETF	2,783	155,264
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		994,369
Small Growth Funds - 0.5%
PowerShares Cleantech ETF	9,455	290,363
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	7,015	291,386
Specialty Funds - Financial - 2.7%
Fidelity Select Financial Services Portfolio (b)	19,331	1,594,978
iShares Dow Jonese US Broker-Dealers Index ETF	4,800	179,088
TOTAL SPECIALTY FUNDS - FINANCIAL		1,774,066
Equity Funds - continued
	Shares	Value
Specialty Funds - Health - 3.4%
Fidelity Select Biotechnology Portfolio (a)(b)	9,876	$ 604,987
Fidelity Select Health Care Portfolio (b)	9,790	1,041,813
SPDR S&P Biotech ETF	11,521	608,424
TOTAL SPECIALTY FUNDS - HEALTH		2,255,224
Specialty Funds - Natural Resources - 13.3%
Claymore Oil Sands Sector ETF	6,242	139,724
Claymore S&P Global Water Index ETF	8,992	211,312
Fidelity Select Energy Portfolio (b)	19,179	1,199,469
Fidelity Select Energy Services Portfolio (b)	3,463	322,655
Fidelity Select Materials Portfolio (b)	5,845	328,293
Fidelity Select Natural Gas Portfolio (b)	10,182	499,748
First Trust ISE-Revere Natural Gas Index Fund	10,000	235,200
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	9,000	140,269
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	4,851	334,768
iShares S&P North American Natural Resources Sector Index ETF	1,409	179,929
Market Vectors Coal ETF (a)	11,107	421,955
Market Vectors Global Alternative Energy ETF	4,568	219,264
Market Vectors Nuclear Energy ETF	2,258	67,424
Market Vectors Steel ETF	2,650	230,126
PowerShares Global Clean Energy ETF	7,235	183,118
PowerShares Global Water ETF	13,010	289,473
PowerShares Water Resources Portfolio ETF	12,650	243,639
PowerShares WilderHill Clean Energy ETF	10,794	212,318
PowerShares WilderHill Progressive Energy ETF	6,180	161,051
SPDR Oil & Gas Equipment & Services ETF	5,236	202,790
SPDR S&P Oil & Gas Exploration & Production ETF	5,777	307,683
United States 12 Month Oil Fund LP (a)	9,559	576,408
United States Natural Gas Fund LP (a)	22,797	1,109,986
United States Oil Fund LP (a)	11,723	955,307
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		8,771,909
Specialty Funds - Precious Metals - 1.5%
Fidelity Select Gold Portfolio (b)	7,277	304,406
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	8,100	163,010
Market Vectors Gold Miners ETF	10,924	521,512
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		988,928
Equity Funds - continued
	Shares	Value
Specialty Funds - Real Estate - 2.5%
DJ Wilshire REIT ETF	2,775	$ 194,333
Fidelity International Real Estate Fund (b)	32,904	403,079
Fidelity Real Estate Income Fund (b)	44,153	425,638
Fidelity Real Estate Investment Portfolio (b)	16,794	456,117
iShares FTSE NAREIT Residential Index ETF	4,400	184,888
TOTAL SPECIALTY FUNDS - REAL ESTATE		1,664,055
Specialty Funds - Technology - 3.9%
Fidelity Select Software & Computer Services Portfolio (a)(b)	6,841	455,385
Fidelity Select Technology Portfolio (a)(b)	20,999	1,381,912
iShares Dow Jones US Technology Sector Index ETF	10,381	545,210
SPDR S&P Semiconductor ETF	4,856	189,238
TOTAL SPECIALTY FUNDS - TECHNOLOGY		2,571,745
Specialty Funds - Utilities - 2.3%
Fidelity Select Utilities Growth Portfolio (b)	10,752	616,402
iShares S&P Global Utilities Sector Index ETF	6,267	398,832
SPDR FTSE Macquarie Global Infrastructure 100 ETF	9,227	516,897
TOTAL SPECIALTY FUNDS - UTILITIES		1,532,131
World Stock Funds - 1.3%
iShares S&P Global Consumer Staples Sector Index ETF	3,487	211,870
Market Vectors Agribusiness ETF	12,043	643,698
TOTAL WORLD STOCK FUNDS		855,568
TOTAL EQUITY FUNDS (Cost $43,828,555)		40,840,642
Fixed-Income Funds - 30.1%

Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	119,603	1,095,566
Conservative Allocation Funds - 2.9%
Fidelity Strategic Real Return Fund (b)	185,322	1,893,986
Emerging Markets Bond Funds - 2.5%
Fidelity New Markets Income Fund (b)	116,101	1,676,493
Fixed-Income Funds - continued
	Shares	Value
High Yield Bond Funds - 1.7%
Fidelity High Income Fund (b)	132,832	$ 1,101,181
Inflation-Protected Bond Funds - 9.9%
Fidelity Inflation Protected Bond Fund (b)	563,222	6,499,587
Intermediate-Term Bond Funds - 11.4%
Fidelity Investment Grade Bond Fund (b)	961,456	6,797,492
iShares Lehman Aggregate Bond ETF	6,809	699,148
TOTAL INTERMEDIATE-TERM BOND FUNDS		7,496,640
TOTAL FIXED-INCOME FUNDS (Cost $19,808,828)		19,763,453
Other - 0.7%

World Bond Funds - 0.7%
CurrencyShares Australian Dollar Trust	1,018	93,534
CurrencyShares Canadian Dollar Trust	898	87,717
CurrencyShares Euro Trust	269	42,580
CurrencyShares Japanese Yen Trust (a)	821	82,297
CurrencyShares Mexican Peso Trust	560	52,870
CurrencyShares Swiss Franc Trust	575	58,046
PowerShares DB US Dollar Index Bearish ETF	1,558	45,914
TOTAL OTHER (Cost $447,129)		462,958
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $2,452,000)	$ 2,452,099	2,452,000
Short-Term Funds - 3.4%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $2,253,209)	2,253,209	2,253,209
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $68,789,721)		$ 65,772,262
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,452,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 1,678,150
Barclays Capital, Inc.	5,710
Lehman Brothers, Inc.	768,140
$ 2,452,000
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated underlying funds is as follows:
Fund	Income Earned
Fidelity Floating Rate High Income Fund	$ 13,729
Fidelity High Income Fund	16,968
Fidelity Inflation Protected Bond Fund	22,581
Fidelity Institutional Money Market Portfolio Institutional Class	28,238
Fidelity Investment Grade Bond Fund	69,030
Fidelity New Markets Income Fund	24,233
Fidelity Real Estate Income Fund	3,069
Fidelity Real Estate Investment Portfolio	838
Total	$ 178,686
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated underlying funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Blue Chip Growth Fund	$ 444,481	$ 398,173	$ 18,457	$ 771,359
Fidelity Canada Fund	169,084	153,527	7,130	301,050
Fidelity China Region Fund	142,380	159,439	7,745	271,497
Fidelity Disciplined Equity Fund	717,241	635,211	29,164	1,210,695
Fidelity Emerging Markets Fund	297,782	314,906	15,492	544,787
Fidelity Europe Fund	345,247	318,695	14,888	615,824
Fidelity Floating Rate High Income Fund	609,666	519,058	3,731	1,095,566
Fidelity High Income Fund	607,690	519,727	3,730	1,101,181
Fidelity Inflation Protected Bond Fund	3,642,705	2,658,978	18,847	6,499,587
Fidelity International Real Estate Fund	280,906	150,707	1,875	403,079
Fidelity International Small Cap Opportunities Fund	137,234	159,427	7,744	275,572
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Investment Grade Bond Fund	$ 3,981,503	$ 2,937,795	$ 20,626	$ 6,797,492
Fidelity Japan Fund	339,403	322,847	14,892	613,141
Fidelity Latin America Fund	148,712	160,312	7,746	296,238
Fidelity Leveraged Company Stock Fund	175,313	158,351	7,381	310,925
Fidelity Mega Cap Stock Fund	248,246	444,523	18,354	629,414
Fidelity New Markets Income Fund	917,387	782,303	5,597	1,676,493
Fidelity Real Estate Income Fund	299,331	154,530	1,877	425,638
Fidelity Real Estate Investment Portfolio	277,123	150,792	1,874	456,117
Fidelity Select Biotechnology Portfolio	337,279	322,847	14,892	604,987
Fidelity Select Consumer Discretionary Portfolio	461,775	409,131	18,848	807,957
Fidelity Select Consumer Staples Portfolio	524,718	482,331	23,465	981,467
Fidelity Select Defense & Aerospace Portfolio	344,605	321,375	14,891	591,248
Fidelity Select Energy Portfolio	662,466	598,501	29,415	1,199,469
Fidelity Select Energy Services Portfolio	185,066	156,542	7,136	322,655
Fidelity Select Financial Services Portfolio	988,074	820,805	35,591	1,594,978
Fidelity Select Gold Portfolio	156,080	153,527	7,130	304,406
Fidelity Select Health Care Portfolio	631,545	587,679	26,326	1,041,813
Fidelity Select Industrials Portfolio	607,200	542,747	25,309	1,092,280
Fidelity Select Materials Portfolio	176,730	163,122	7,544	328,293
Fidelity Select Natural Gas Portfolio	16,861	474,121	10,359	499,748
Fidelity Select Software & Computer Services Portfolio	362,234	173,176	1,375	455,385
Fidelity Select Technology Portfolio	852,533	745,056	34,082	1,381,912
Fidelity Select Telecommunications Portfolio	189,360	157,778	7,149	291,386
Fidelity Select Utilities Growth Portfolio	183,689	501,040	14,754	616,402
Fidelity Strategic Real Return Fund	1,072,188	791,641	5,640	1,893,986
Total	$ 21,533,837	$ 18,500,720	$ 491,056	$ 38,304,027
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 65,772,262	$ 63,320,262	$ 2,452,000	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $68,902,074. Net unrealized depreciation aggregated $3,129,812, of which $839,178 related to appreciated investment securities and $3,968,990 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Exchange Traded Funds (ETFs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted price. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dynamic StrategiesSM Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2008

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Dynamic StrategiesSM Fund

1.864817.100

ADYS-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 62.1%
	Shares	Value
Diversified Emerging Markets Funds - 3.9%
Fidelity Emerging Markets Fund (b)	18,568	$ 544,787
iShares MSCI Emerging Markets Index ETF	4,803	645,427
Market Vectors Russia ETF	13,744	647,617
SPDR S&P BRIC 40 ETF	8,975	248,608
SPDR S&P Emerging Middle East & Africa ETF	7,188	454,713
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,541,152
Europe Stock Funds - 1.1%
Fidelity Europe Fund (b)	16,151	615,824
SPDR S&P Emerging Europe ETF	2,119	129,068
TOTAL EUROPE STOCK FUNDS		744,892
Foreign Large Blend Funds - 4.1%
Fidelity Canada Fund (b)	5,299	301,050
Fidelity Disciplined Equity Fund (b)	46,854	1,210,695
iShares MSCI EAFE Index ETF	16,798	1,207,776
TOTAL FOREIGN LARGE BLEND FUNDS		2,719,521
Foreign Large Value Funds - 0.2%
PowerShares International Dividend Achievers ETF	5,413	100,303
Foreign Small Mid Growth Funds - 0.4%
Fidelity International Small Cap Opportunities Fund (b)	21,133	275,572
Japan Stock Funds - 0.9%
Fidelity Japan Fund (b)	46,876	613,141
Large Blend Funds - 12.1%
Fidelity Mega Cap Stock Fund (b)	60,813	629,414
Fidelity Select Consumer Staples Portfolio (b)	15,120	981,467
Fidelity Select Industrials Portfolio (b)	52,716	1,092,280
PowerShares Buyback Achievers ETF	3,321	71,468
Rydex Russell Top 50 ETF	11,650	1,148,807
S&P Depositary Receipts Trust unit Series 1 ETF	30,597	4,035,744
TOTAL LARGE BLEND FUNDS		7,959,180
Equity Funds - continued
	Shares	Value
Large Growth Funds - 2.8%
Fidelity Blue Chip Growth Fund (b)	19,578	$ 771,359
Fidelity Select Consumer Discretionary Portfolio (b)	41,798	807,957
iShares Dow Jones US Consumer Services Sector Index ETF	4,000	230,160
TOTAL LARGE GROWTH FUNDS		1,809,476
Latin America Stock Funds - 1.3%
Fidelity Latin America Fund (b)	4,980	296,238
iShares MSCI Brazil Index ETF	6,922	533,202
TOTAL LATIN AMERICA STOCK FUNDS		829,440
Mid-Cap Blend Funds - 1.9%
Fidelity Leveraged Company Stock Fund (b)	10,547	310,925
Fidelity Select Defense & Aerospace Portfolio (b)	7,702	591,248
iShares Dow Jones U.S. Home Construction Index ETF	16,755	336,608
Market Vectors Environmental Services ETF	400	19,440
TOTAL MID-CAP BLEND FUNDS		1,258,221
Pacific Asia ex-Japan Stock Funds - 1.5%
Fidelity China Region Fund (b)	10,044	271,497
iPath MSCI India Index ETN (a)	5,068	333,829
iShares MSCI Australia Index ETF	3,985	102,654
iShares MSCI Hong Kong Index ETF	7,305	131,125
iShares MSCI South Korea Index ETF	2,783	155,264
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		994,369
Small Growth Funds - 0.5%
PowerShares Cleantech ETF	9,455	290,363
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	7,015	291,386
Specialty Funds - Financial - 2.7%
Fidelity Select Financial Services Portfolio (b)	19,331	1,594,978
iShares Dow Jonese US Broker-Dealers Index ETF	4,800	179,088
TOTAL SPECIALTY FUNDS - FINANCIAL		1,774,066
Equity Funds - continued
	Shares	Value
Specialty Funds - Health - 3.4%
Fidelity Select Biotechnology Portfolio (a)(b)	9,876	$ 604,987
Fidelity Select Health Care Portfolio (b)	9,790	1,041,813
SPDR S&P Biotech ETF	11,521	608,424
TOTAL SPECIALTY FUNDS - HEALTH		2,255,224
Specialty Funds - Natural Resources - 13.3%
Claymore Oil Sands Sector ETF	6,242	139,724
Claymore S&P Global Water Index ETF	8,992	211,312
Fidelity Select Energy Portfolio (b)	19,179	1,199,469
Fidelity Select Energy Services Portfolio (b)	3,463	322,655
Fidelity Select Materials Portfolio (b)	5,845	328,293
Fidelity Select Natural Gas Portfolio (b)	10,182	499,748
First Trust ISE-Revere Natural Gas Index Fund	10,000	235,200
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	9,000	140,269
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	4,851	334,768
iShares S&P North American Natural Resources Sector Index ETF	1,409	179,929
Market Vectors Coal ETF (a)	11,107	421,955
Market Vectors Global Alternative Energy ETF	4,568	219,264
Market Vectors Nuclear Energy ETF	2,258	67,424
Market Vectors Steel ETF	2,650	230,126
PowerShares Global Clean Energy ETF	7,235	183,118
PowerShares Global Water ETF	13,010	289,473
PowerShares Water Resources Portfolio ETF	12,650	243,639
PowerShares WilderHill Clean Energy ETF	10,794	212,318
PowerShares WilderHill Progressive Energy ETF	6,180	161,051
SPDR Oil & Gas Equipment & Services ETF	5,236	202,790
SPDR S&P Oil & Gas Exploration & Production ETF	5,777	307,683
United States 12 Month Oil Fund LP (a)	9,559	576,408
United States Natural Gas Fund LP (a)	22,797	1,109,986
United States Oil Fund LP (a)	11,723	955,307
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		8,771,909
Specialty Funds - Precious Metals - 1.5%
Fidelity Select Gold Portfolio (b)	7,277	304,406
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	8,100	163,010
Market Vectors Gold Miners ETF	10,924	521,512
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		988,928
Equity Funds - continued
	Shares	Value
Specialty Funds - Real Estate - 2.5%
DJ Wilshire REIT ETF	2,775	$ 194,333
Fidelity International Real Estate Fund (b)	32,904	403,079
Fidelity Real Estate Income Fund (b)	44,153	425,638
Fidelity Real Estate Investment Portfolio (b)	16,794	456,117
iShares FTSE NAREIT Residential Index ETF	4,400	184,888
TOTAL SPECIALTY FUNDS - REAL ESTATE		1,664,055
Specialty Funds - Technology - 3.9%
Fidelity Select Software & Computer Services Portfolio (a)(b)	6,841	455,385
Fidelity Select Technology Portfolio (a)(b)	20,999	1,381,912
iShares Dow Jones US Technology Sector Index ETF	10,381	545,210
SPDR S&P Semiconductor ETF	4,856	189,238
TOTAL SPECIALTY FUNDS - TECHNOLOGY		2,571,745
Specialty Funds - Utilities - 2.3%
Fidelity Select Utilities Growth Portfolio (b)	10,752	616,402
iShares S&P Global Utilities Sector Index ETF	6,267	398,832
SPDR FTSE Macquarie Global Infrastructure 100 ETF	9,227	516,897
TOTAL SPECIALTY FUNDS - UTILITIES		1,532,131
World Stock Funds - 1.3%
iShares S&P Global Consumer Staples Sector Index ETF	3,487	211,870
Market Vectors Agribusiness ETF	12,043	643,698
TOTAL WORLD STOCK FUNDS		855,568
TOTAL EQUITY FUNDS (Cost $43,828,555)		40,840,642
Fixed-Income Funds - 30.1%

Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	119,603	1,095,566
Conservative Allocation Funds - 2.9%
Fidelity Strategic Real Return Fund (b)	185,322	1,893,986
Emerging Markets Bond Funds - 2.5%
Fidelity New Markets Income Fund (b)	116,101	1,676,493
Fixed-Income Funds - continued
	Shares	Value
High Yield Bond Funds - 1.7%
Fidelity High Income Fund (b)	132,832	$ 1,101,181
Inflation-Protected Bond Funds - 9.9%
Fidelity Inflation Protected Bond Fund (b)	563,222	6,499,587
Intermediate-Term Bond Funds - 11.4%
Fidelity Investment Grade Bond Fund (b)	961,456	6,797,492
iShares Lehman Aggregate Bond ETF	6,809	699,148
TOTAL INTERMEDIATE-TERM BOND FUNDS		7,496,640
TOTAL FIXED-INCOME FUNDS (Cost $19,808,828)		19,763,453
Other - 0.7%

World Bond Funds - 0.7%
CurrencyShares Australian Dollar Trust	1,018	93,534
CurrencyShares Canadian Dollar Trust	898	87,717
CurrencyShares Euro Trust	269	42,580
CurrencyShares Japanese Yen Trust (a)	821	82,297
CurrencyShares Mexican Peso Trust	560	52,870
CurrencyShares Swiss Franc Trust	575	58,046
PowerShares DB US Dollar Index Bearish ETF	1,558	45,914
TOTAL OTHER (Cost $447,129)		462,958
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $2,452,000)	$ 2,452,099	2,452,000
Short-Term Funds - 3.4%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $2,253,209)	2,253,209	2,253,209
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $68,789,721)		$ 65,772,262
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,452,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 1,678,150
Barclays Capital, Inc.	5,710
Lehman Brothers, Inc.	768,140
$ 2,452,000
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated underlying funds is as follows:
Fund	Income Earned
Fidelity Floating Rate High Income Fund	$ 13,729
Fidelity High Income Fund	16,968
Fidelity Inflation Protected Bond Fund	22,581
Fidelity Institutional Money Market Portfolio Institutional Class	28,238
Fidelity Investment Grade Bond Fund	69,030
Fidelity New Markets Income Fund	24,233
Fidelity Real Estate Income Fund	3,069
Fidelity Real Estate Investment Portfolio	838
Total	$ 178,686
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated underlying funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Blue Chip Growth Fund	$ 444,481	$ 398,173	$ 18,457	$ 771,359
Fidelity Canada Fund	169,084	153,527	7,130	301,050
Fidelity China Region Fund	142,380	159,439	7,745	271,497
Fidelity Disciplined Equity Fund	717,241	635,211	29,164	1,210,695
Fidelity Emerging Markets Fund	297,782	314,906	15,492	544,787
Fidelity Europe Fund	345,247	318,695	14,888	615,824
Fidelity Floating Rate High Income Fund	609,666	519,058	3,731	1,095,566
Fidelity High Income Fund	607,690	519,727	3,730	1,101,181
Fidelity Inflation Protected Bond Fund	3,642,705	2,658,978	18,847	6,499,587
Fidelity International Real Estate Fund	280,906	150,707	1,875	403,079
Fidelity International Small Cap Opportunities Fund	137,234	159,427	7,744	275,572
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Investment Grade Bond Fund	$ 3,981,503	$ 2,937,795	$ 20,626	$ 6,797,492
Fidelity Japan Fund	339,403	322,847	14,892	613,141
Fidelity Latin America Fund	148,712	160,312	7,746	296,238
Fidelity Leveraged Company Stock Fund	175,313	158,351	7,381	310,925
Fidelity Mega Cap Stock Fund	248,246	444,523	18,354	629,414
Fidelity New Markets Income Fund	917,387	782,303	5,597	1,676,493
Fidelity Real Estate Income Fund	299,331	154,530	1,877	425,638
Fidelity Real Estate Investment Portfolio	277,123	150,792	1,874	456,117
Fidelity Select Biotechnology Portfolio	337,279	322,847	14,892	604,987
Fidelity Select Consumer Discretionary Portfolio	461,775	409,131	18,848	807,957
Fidelity Select Consumer Staples Portfolio	524,718	482,331	23,465	981,467
Fidelity Select Defense & Aerospace Portfolio	344,605	321,375	14,891	591,248
Fidelity Select Energy Portfolio	662,466	598,501	29,415	1,199,469
Fidelity Select Energy Services Portfolio	185,066	156,542	7,136	322,655
Fidelity Select Financial Services Portfolio	988,074	820,805	35,591	1,594,978
Fidelity Select Gold Portfolio	156,080	153,527	7,130	304,406
Fidelity Select Health Care Portfolio	631,545	587,679	26,326	1,041,813
Fidelity Select Industrials Portfolio	607,200	542,747	25,309	1,092,280
Fidelity Select Materials Portfolio	176,730	163,122	7,544	328,293
Fidelity Select Natural Gas Portfolio	16,861	474,121	10,359	499,748
Fidelity Select Software & Computer Services Portfolio	362,234	173,176	1,375	455,385
Fidelity Select Technology Portfolio	852,533	745,056	34,082	1,381,912
Fidelity Select Telecommunications Portfolio	189,360	157,778	7,149	291,386
Fidelity Select Utilities Growth Portfolio	183,689	501,040	14,754	616,402
Fidelity Strategic Real Return Fund	1,072,188	791,641	5,640	1,893,986
Total	$ 21,533,837	$ 18,500,720	$ 491,056	$ 38,304,027
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 65,772,262	$ 63,320,262	$ 2,452,000	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $68,902,074. Net unrealized depreciation aggregated $3,129,812, of which $839,178 related to appreciated investment securities and $3,968,990 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Exchange Traded Funds (ETFs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted price. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008